INCOME TAXES - Changes in net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the net deferred tax liabilities:
Balance, beginning of year	$ 238,310	$ 231,852
Deferred tax expense recognized in net income	45,020	5,709
Foreign currency translation of deferred tax balances	15,334	749
Net deferred tax liabilities, end of year	$ 298,664	$ 238,310